Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	3	1
Proceeds from transfer of assets	1,581	3,631
Cash received on interests that continue to be held	53	32
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	14	2
Proceeds from transfer of assets	10,842	14,257
Purchases of previously transferred financial assets or their underlying collateral	(4)	(8)
Servicing fees	1	2
Cash received on interests that continue to be held	206	275
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	15	7
Proceeds from transfer of assets	964	553
Purchases of previously transferred financial assets or their underlying collateral	0	(65)
Cash received on interests that continue to be held	4	329